Commitments and Contingencies - Additional Information (Details)		1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 29, 2024 USD ($) TradingDay	Apr. 30, 2024 USD ($)	Aug. 31, 2023	Feb. 28, 2023	Sep. 30, 2024 USD ($) ft²	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) ft²	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) ft²	Dec. 31, 2022 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)
Loss Contingencies [Line Items]
Lease description							In February 2023 and August 2023, the Company executed amendments to three of its leases in Natick, Massachusetts and its Hudson, Massachusetts lease, respectively. The amendments were accounted for as a modification of the existing lease agreements, with impacts to the lease term, lease payments, and related lease liability for each of the four leases.		In February 2023 and August 2023, the Company executed amendments to three of its leases in Natick, Massachusetts and its Hudson, Massachusetts lease, respectively. The amendments were accounted for as a modification of the existing lease agreements, with impacts to the lease term, lease payments, and related lease liability for each of the four leases.
Operating lease assets obtained in exchange for lease obligations						$ 62,000	$ 15,000	$ 936,000	$ 936,000	$ 1,677,000
Lease total area of land | ft²					51,000		51,000		51,000
Lessee, operating lease, right to extend							The Company has a right to extend certain of these leases for periods between three and five years.		The Company has a right to extend certain of these leases for periods between three and five years.
Lessee, operating lease, right to extend [true false]							true		true
Loss contingency for probable losses					$ 0		$ 0		$ 0	0
Reduction to revenues of customer returns					1,200,000		$ 1,200,000
Stock exchange listing requirements description							NYSE Continued Listing Standards On August 12, 2024, we received a letter from the NYSE notifying us that, as of August 8, 2024, for the last 30 consecutive business days, the average closing price of the Company’s common stock was less than $1.00 per share, the minimum average closing bid price required by the continued listing requirements of Rule 802.01C of the NYSE Listed Company Manual. A company can regain compliance with the minimum share price requirement at any time during the six-month cure period if, on the last trading day of any calendar month during the cure period, the company has (i) a closing share price of at least $1.00 and (ii) an average closing share price of at least $1.00 over the 30 trading-day period ending on the last trading day of that month. In the event that at the expiration of the six-month cure period, both a $1.00 closing share price on the last trading day of the cure period and a $1.00 average closing share price over the 30 trading-day period ending on the last trading day of the cure period are not attained, the NYSE will commence suspension and delisting procedures. We intend to monitor the closing bid price of our Common Stock and may, if appropriate, consider available options to regain compliance with the NYSE minimum share price requirement.
Number of consecutive trading day | TradingDay	30
Stockholders equity					$ (64,790,000)	$ (52,756,000)	$ (64,790,000)	$ (52,756,000)	(70,487,000)	$ (32,314,000)	$ (70,582,000)	$ (66,162,000)	$ (71,218,000)	$ (49,657,000)	$ 4,837,000
Natick and Hudson
Loss Contingencies [Line Items]
Operating lease assets obtained in exchange for lease obligations		$ 100,000							$ 900,000
Maximum
Loss Contingencies [Line Items]
Lessee operating lease expiration period							2028-03
Lessee, operating lease, remaining lease term					5 years		5 years		5 years
Average market capitalization amount	$ 50,000,000
Stockholders equity	$ 50,000,000
Maximum | Natick and Hudson
Loss Contingencies [Line Items]
Lessee operating lease expiration period			2028-03	2028-03
Minimum
Loss Contingencies [Line Items]
Lessee operating lease expiration period							2025-03
Lessee, operating lease, remaining lease term					3 years		3 years					3 years
Minimum | Natick and Hudson
Loss Contingencies [Line Items]
Lessee operating lease expiration period			2024-06	2024-06